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QUARTERLY REPORT

ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF

Schedule of InvestmentsAugust 31, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$668,607,271
TOTAL NET ASSETS - 100.00%	$668,607,271

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Roundhill Memory ETF	Receive	OBFR01(B) +450bps	Quarterly	6/28/2028	$374,008,366	$(47,583,752)
CF Secured, LLC.	Roundhill Memory ETF	Receive	OBFR01(B) +725bps	Monthly	12/1/2027	68,627,659	3,118,806
Ripple	Roundhill Memory ETF	Receive	OBFR01(B) +450bps	Monthly	9/15/2027	240,727,854	6,569,435
Wells Fargo	Roundhill Memory ETF	Receive	OBFR01(B) +500bps	Quarterly	8/24/2027	300,144,883	5,286,372
Marex	Roundhill Memory ETF	Receive	OBFR01(B) +400bps	Monthly	7/25/2027	351,612,469	61,478,971
TOTAL RETURN SWAP CONTRACTS						$1,335,121,231	$28,869,832

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.63% as of August 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$28,869,832	$—	$28,869,832
	$—	$28,869,832	$—	$28,869,832